Liquidity and Going concern - Additional Information (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Liquidity And Managements Plans [Line Items]
Cash and cash equivalents	$ 216,872	$ 819,906	$ 2,033,526	$ 2,417,256	$ 1,779,251	$ 29,891
Liquidity and Going concern
Liquidity And Managements Plans [Line Items]
Cash and cash equivalents		819,000
Working capital deficit		$ 9,600,000